Advance to Suppliers - Schedule of Advances to Suppliers (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Advances to Suppliers Net [Abstract]
Advances to suppliers for purchase of goods	$ 2,001,693	$ 2,489,737
Advances to suppliers	$ 2,001,693	$ 2,489,737